Schedule of Investments (unaudited) October 31, 2019	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 126.2%

New York — 122.7%

Corporate — 3.1%
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/28	$930	$1,002,438
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	12,070	16,466,618

		17,469,056

County/City/Special District/School District — 26.5%
City of New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 08/01/32	490	537,579
Fiscal 2014, Series E, 5.00%, 08/01/32	2,040	2,304,139
Series E, 5.50%, 08/01/25	5,435	6,276,066
City of New York, GO:
Series A-1, 5.00%, 08/01/35	1,950	2,069,398
Sub-Series A-1, 5.00%, 08/01/33	2,100	2,369,115
Sub-Series D-1, 5.00%, 10/01/33	8,350	8,918,718
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	1,300	1,468,415
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/56(a)	7,825	2,435,766
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	7,370	8,745,316
5.00%, 11/15/45	13,995	16,584,635
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/39(a)	5,000	2,821,050
(AMBAC), 5.00%, 01/01/39	1,750	1,754,183
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	1,000	1,003,660
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/36	6,400	6,415,744
Yankee Stadium Project (NPFGC), 5.00%, 03/01/36	2,250	2,255,805
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	9,650	9,671,326
City of New York New York Industrial Development Agency, RB, CAB, PILOT, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/43(a)	4,330	2,083,423

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2014, Sub-Series A-1, 5.00%, 11/01/38	$1,000	$1,128,250
Fiscal 2014, Sub-Series B-1, 5.00%, 11/01/36	1,690	1,933,343
Fiscal 2016, Sub-Series B-1, 5.00%, 11/01/38	4,000	4,704,520
Future Tax Secured Subordinate Bonds, SubSeries A-1, 5.00%, 08/01/40	1,025	1,257,019
Future Tax Secured, Sub-Series A-3, 4.00%, 08/01/43	3,320	3,660,068
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/43	975	1,163,409
Series A-2, 5.00%, 08/01/38	4,105	4,966,845
Sub-Series B-1, 5.00%, 11/01/35	2,510	2,876,987
County of Nassau New York, GO, Series A, 5.00%, 01/15/31	1,770	2,130,266
County of Nassau New York, GOL, General Improvement Bonds, Series B (AGM), 5.00%, 07/01/45	2,185	2,632,925
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	800	957,712
5.00%, 02/15/42	6,225	7,430,782
4.00%, 02/15/44	2,685	2,942,545
Metropolitan Transportation Authority, RB, Green Bonds, Series A, 5.00%, 11/15/42	3,500	4,210,185
Metropolitan Transportation Authority, Refunding RB:
Dedicated Tax Fund, Series B, 5.00%, 11/15/19(b)	1,500	1,501,785
Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	3,465	3,963,440
Green Bond, SubSeries B-1, 5.00%, 11/15/51	2,815	3,358,408
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	3,000	3,430,860
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured, Series B(a):
CAB, Sub Lien, 0.00%, 11/15/32	685	493,042
0.00%, 11/15/42	2,640	1,293,283
0.00%, 11/15/47	6,740	2,737,384
0.00%, 11/15/48	3,550	1,424,296
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	2,570	2,750,774
4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,126,560
4 World Trade Center Project, 5.75%, 11/15/51	3,000	3,252,660
7 World Trade Center Project, Class 1, 4.00%, 09/15/35	1,090	1,149,100

1

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	$3,725	$3,999,830

		151,190,616

Education — 22.7%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/31	250	287,213
5.00%, 12/01/32	100	114,621
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(b)	2,000	2,064,060
Build NYC Resource Corp., Refunding RB:
City University Queens College, Series A, 5.00%, 06/01/43	525	593,649
Manhattan College Project, 4.00%, 08/01/42	975	1,069,829
City of Albany New York Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	110	118,245
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	2,265	2,600,854
American Museum of Natural History, 5.00%, 07/01/41	825	943,907
Carnegie Hall, 4.75%, 12/01/39	3,550	3,559,762
Carnegie Hall, 5.00%, 12/01/39	2,150	2,154,880
Wildlife Conservation Society, 5.00%, 08/01/42	750	835,883
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 09/01/40	5,740	5,902,557
Counties of Buffalo & Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A:
5.25%, 05/01/31	2,305	2,444,545
5.25%, 05/01/32	1,000	1,060,160

Security	Par (000)	Value

Education (continued)
Counties of Buffalo & Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project:
5.00%, 05/01/28	$750	$904,635
Series A, 5.00%, 05/01/29	4,060	4,889,539
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,040	1,092,957
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	685	826,822
5.00%, 07/01/48	1,030	1,233,775
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	1,180	1,412,271
4.00%, 07/01/46	2,235	2,441,872
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 07/01/40	815	949,548
5.00%, 07/01/43	2,940	3,421,984
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series B, 4.50%, 07/01/21(b)	3,885	4,103,454
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%, 07/01/23(b)	1,440	1,642,421
4.00%, 07/01/39	500	547,650
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/30	1,190	1,281,309
5.00%, 12/01/36	1,150	1,232,179
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 09/01/41	500	530,595
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM)(b):
5.25%, 01/01/21	860	901,254
5.50%, 01/01/21	500	525,420

2

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 07/01/37	$675	$691,592
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	2,075	2,191,926
Fordham University, Series A, 5.00%, 07/01/21(b)	325	346,067
Fordham University, Series A, 5.50%, 07/01/21(b)	1,550	1,663,165
General Purpose, Series A, 5.00%, 02/15/36	5,500	6,112,150
New School (AGM), 5.50%, 07/01/20(b)	4,050	4,167,855
New York University, Series 1 (AMBAC), 5.50%, 07/01/40	4,580	6,580,452
New York University, Series B, 5.00%, 07/01/37	600	656,910
New York University, Series B, 5.00%, 07/01/42	3,240	3,533,512
State University Dormitory Facilities, Series A, 5.00%, 07/01/35	800	819,072
State University Dormitory Facilities, Series A, 5.00%, 07/01/40	2,035	2,081,357
State University Dormitory Facilities, Series A, 5.00%, 07/01/41	1,500	1,583,040
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 07/01/34	1,150	1,352,676
Barnard College, Series A, 4.00%, 07/01/37	240	265,387
Barnard College, Series A, 5.00%, 07/01/43	2,520	2,935,976
Cornell University, Series A, 5.00%, 07/01/40	700	716,646
Fordham University, 5.00%, 07/01/44	2,130	2,419,680
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	1,380	1,607,810
New York University, Series A, 5.00%, 07/01/31	3,955	4,349,669
New York University, Series A, 5.00%, 07/01/37	4,775	5,227,909
Series B, 5.00%, 02/15/37	2,130	2,582,646

Security	Par (000)	Value

Education (continued)
St. John’s University, Series A, 5.00%, 07/01/37	$2,240	$2,610,384
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	4,195	4,793,207
State University Dormitory Facilities, Series A, 5.25%, 07/01/31	8,735	9,965,412
State University Dormitory Facilities, Series A, 5.00%, 07/01/42	1,490	1,617,887
State University Dormitory Facilities, Series A, 5.00%, 07/01/46	2,490	2,979,858
State University of New York Dormitory Facilities, Series A, 5.00%, 07/01/38	1,475	1,788,762
Town of Hempstead New York Local Development Corp., Refunding RB, Hofstra University Project, 5.00%, 07/01/47	1,645	1,940,738

		129,269,595

Health — 8.7%
City of New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 02/15/30	2,200	2,223,584
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 10/01/20(b)	250	259,965
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 10/01/20(b)	490	509,561
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	2,760	3,000,948
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	800	863,392
5.00%, 12/01/46	1,280	1,483,354
Series A, 5.00%, 12/01/32	830	913,705
Series A, 5.00%, 12/01/37	350	382,995

3

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	$5,650	$5,917,075
County of Oneida New York Local Development Corp., RB, Mohawk Valley Health System Project (AGM)(c):
3.00%, 12/01/44	1,640	1,597,426
4.00%, 12/01/49	1,340	1,468,680
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	625	713,513
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,790	1,902,895
State of New York Dormitory Authority, RB:
New York University Hospitals Center, Series A, 5.75%, 07/01/20(b)	3,450	3,555,501
New York University Hospitals Center, Series A, 6.00%, 07/01/20(b)	1,100	1,135,442
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 05/01/39	1,000	1,051,970
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	300	315,591
State of New York Dormitory Authority, Refunding RB:
Catholic Health System Obligation, 4.00%, 07/01/45	745	810,910
Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	2,625	3,184,939
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	4,000	4,232,040
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 05/01/21(b)	9,220	9,788,874

Security	Par (000)	Value

Health (continued)
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	$3,525	$4,079,482

		49,391,842

Housing — 6.6%
City of New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	6,865	7,653,171
5.00%, 07/01/33	1,675	1,871,277
City of New York Housing Development Corp., Refunding RB, M/F Housing:
8 Spruce Street, Class F, 4.50%, 02/15/48	1,230	1,301,389
Sustainable Neighborhood, Series B-1-A, 3.65%, 11/01/49	1,245	1,275,515
Sustainable Neighborhood, Series B-1-A, 3.75%, 11/01/54	1,725	1,774,266
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, Series A, AMT (SONYMA), 5.25%, 04/01/37	2,445	2,450,599
State of New York HFA, RB:
M/F Affordable Housing, Green Bond, Climate Bond Certified, Series D (SONYMA), 3.80%, 11/01/49	2,050	2,143,418
M/F Affordable Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	1,045	1,114,513
M/F Affordable Housing, Series E (SONYMA), 3.80%, 11/01/49	1,090	1,139,671
M/F Housing, Green Bonds, Series H, 4.15%, 11/01/43	1,650	1,786,653
M/F Housing, Green Bonds, Series H, 4.20%, 11/01/48	1,095	1,174,070
M/F Housing, St. Philip’s Housing, Series A, AMT, 4.65%, 11/15/38	1,500	1,512,540
State of New York Mortgage Agency, Refunding RB:
S/F Housing, Series 194, AMT, 3.80%, 04/01/28	3,780	3,899,675
S/F Housing, Series 213, 4.20%, 10/01/43	2,305	2,503,368
S/F Housing, Series 217, 3.80%, 04/01/45	1,080	1,138,709

4

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
Series 190, 3.80%, 10/01/40	$3,470	$3,597,974
Series 218, AMT, 3.60%, 04/01/33	1,095	1,160,492
Series 218, AMT, 3.85%, 04/01/38	395	417,566

		37,914,866

State — 12.1%
City of New York Transitional Finance Authority, BARB, Series S-3, 5.25%, 07/15/36	1,910	2,401,099
City of New York Transitional Finance Authority Building Aid Revenue, BARB, Fiscal 2015, Series S-1, 5.00%, 07/15/37	2,000	2,325,940
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	6,070	6,853,151
City of New York Transitional Finance Authority Future Tax Secured, RB, Future Tax Secured, Sub-Series F-1, 5.00%, 05/01/42	7,175	8,600,816
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	3,835	4,283,158
State of New York Dormitory Authority, RB:
Bid Group 3, Series A, 5.00%, 03/15/39	1,610	1,961,318
Bidding Group Bond, 4.00%, 02/15/46	2,835	3,127,600
General Purpose, Series B, 5.00%, 03/15/37	1,000	1,081,030
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	2,280	2,716,848
Group C, Sales Tax, Series A, 5.00%, 03/15/41	8,550	10,160,564
Group C, State Sales Tax, Series A, 4.00%, 03/15/45	3,900	4,321,317
Series A, 5.00%, 02/15/42	3,000	3,554,160
Series B, 5.00%, 03/15/37	2,000	2,348,060
Series B, 5.00%, 03/15/42	7,500	8,089,350

Security	Par (000)	Value

State (continued)
State Personal Income Tax, Series A, 5.00%, 02/15/43	$1,000	$1,103,860
State of New York Dormitory Authority, Refunding RB, Group 3, Series E, 5.00%, 03/15/41	3,335	4,066,466
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/32	2,000	2,238,400

		69,233,137

Tobacco — 2.6%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	2,190	2,262,949
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A, 5.00%, 06/01/41	425	471,984
Series A-2B, 5.00%, 06/01/45	2,460	2,608,559
Series A-2B, 5.00%, 06/01/51	800	857,104
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 05/15/34	1,650	1,790,663
5.25%, 05/15/40	2,250	2,412,157
TSASC, Inc., Refunding RB, Series A:
5.00%, 06/01/32	355	420,132
5.00%, 06/01/35	310	363,726
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	3,305	3,439,976

		14,627,250

Transportation — 24.2%
Buffalo & Fort Erie Public Bridge Authority, RB:
5.00%, 01/01/47	1,545	1,827,271
Toll Bridge System, 5.00%, 01/01/42	1,250	1,478,688
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/21(b)	1,000	1,078,760
Series A, 5.00%, 05/15/23(b)	1,000	1,135,810
Series A-1, 5.25%, 11/15/23(b)	2,565	2,986,378
Series A-1, 5.25%, 11/15/23(b)	2,840	3,306,555
Series D, 5.25%, 11/15/21(b)	765	829,084

5

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Series E, 5.00%, 11/15/38	$7,785	$8,715,230
Series E, 5.00%, 11/15/43	4,000	4,455,520
Series H, 5.00%, 11/15/22(b)	930	1,038,819
Series H, 5.00%, 11/15/31	760	837,611
Sub-Series B, 5.00%, 11/15/23(b)	3,250	3,751,930
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Climate Bond Certified, Sub-Series A-3 (AGM), 4.00%, 11/15/46	1,035	1,148,985
Green Bonds, Series A-1, 5.25%, 11/15/56	2,610	3,091,414
Green Bonds, Series A-1, 5.25%, 11/15/57	1,795	2,128,044
Series D, 5.25%, 11/15/20(b)	1,000	1,042,720
Series D, 5.25%, 11/15/21(b)	2,685	2,909,922
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,655	6,292,941
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	3,500	3,786,895
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/41	2,155	2,388,925
5.00%, 07/01/46	11,545	12,758,610
5.25%, 01/01/50	920	1,026,462
(AGM), 4.00%, 07/01/41	1,575	1,671,752
Niagara Frontier Transportation Authority, Refunding ARB, Buffalo Niagara International Airport, AMT:
5.00%, 04/01/34	125	151,704
5.00%, 04/01/35	110	132,901
5.00%, 04/01/36	120	144,574
5.00%, 04/01/37	70	84,148
5.00%, 04/01/38	70	83,967
5.00%, 04/01/39	95	113,762
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 07/15/35	2,500	2,563,125
Consolidated, 169th Series, 5.00%, 10/15/41	1,000	1,059,980

Security	Par (000)	Value

Transportation (continued)
Consolidated, 183rd Series, 4.00%, 06/15/44	$1,500	$1,620,120
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	6,705	6,959,656
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	1,140	1,286,684
179th Series, 5.00%, 12/01/38	1,390	1,573,452
195th Series, AMT, 5.00%, 04/01/36	1,500	1,780,620
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	735	770,824
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	838,973
Consolidated,186th Series, AMT, 5.00%, 10/15/44	1,000	1,133,840
Series G, JFK International Air Terminal (NPFGC), 5.75%, 12/01/25	3,500	3,616,165
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.00%, 01/01/41	2,110	2,467,624
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 01/01/22(b)	4,225	4,576,985
General, Series I, 5.00%, 01/01/22(b)	3,250	3,523,292
General, Series J, 5.00%, 01/01/41	6,275	7,079,267
General, Series K, 5.00%, 01/01/29	2,225	2,615,665
General, Series K, 5.00%, 01/01/31	1,500	1,756,050
Series L, 5.00%, 01/01/33	490	605,322
Series L, 5.00%, 01/01/34	840	1,033,746
Series L, 5.00%, 01/01/35	970	1,190,442
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	1,010	1,192,275
5.00%, 11/15/45	1,500	1,761,165
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(a)	9,700	7,118,927
General, Series A, 5.00%, 11/15/38	1,000	1,104,360
General, Series A, 5.25%, 11/15/45	1,460	1,726,523
General, Series A, 5.00%, 11/15/50	4,500	5,223,735

6

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
MTA Bridge and Tunnels, Series C, 5.00%, 11/15/37	$1,050	$1,308,983

		137,887,182

Utilities — 16.2%
City of New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	4,140	5,005,094
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2010, Series FF, 5.00%, 06/15/31	1,500	1,535,520
Fiscal 2011, Series BB, 5.00%, 06/15/31	1,000	1,023,680
Fiscal 2011, Series GG, 5.00%, 06/15/21(b)	1,000	1,063,100
Fiscal 2015, Series HH, 5.00%, 06/15/39	3,000	3,513,300
City of New York Water & Sewer System, RB, Series DD-1, 4.00%, 06/15/49	1,365	1,509,431
City of New York Water & Sewer System, Refunding RB, Series EE, 5.00%, 06/15/40	5,170	6,294,320
County of Western Nassau New York Water Authority, RB, Series A, 5.00%, 04/01/40	1,185	1,375,252
Long Island Power Authority, RB:
5.00%, 09/01/37	3,825	4,692,089
5.00%, 09/01/35	2,000	2,472,800
General, 5.00%, 09/01/47	1,075	1,272,929
General, 5.00%, 09/01/36	975	1,179,087
General, Electric Systems, 5.00%, 09/01/42	335	400,714
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(b)	3,775	3,995,309
Long Island Power Authority, Refunding RB, Electric System, Series B:
5.00%, 09/01/41	590	690,601
5.00%, 09/01/46	825	961,570
State of New York Environmental Facilities Corp., RB, Series B:
Green Bonds, 5.00%, 03/15/45	5,145	5,993,976

Security	Par (000)	Value

Utilities (continued)
Revolving Funds, Green Bonds, 5.00%, 09/15/40	$1,195	$1,371,239
Subordinated SRF Bonds, 5.00%, 06/15/48	1,345	1,635,359
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	2,100	2,222,598
Series A, 5.00%, 06/15/40	4,275	5,053,563
Series A, 5.00%, 06/15/45	18,920	22,268,840
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	4,920	5,264,351
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE, 5.00%, 12/15/41	9,960	11,284,082

		92,078,804

Total Municipal Bonds in New York		699,062,348

Guam — 0.2%

Utilities — 0.2%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/20(b)	1,380	1,427,652

Puerto Rico — 3.3%

State — 3.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 5.00%, 07/01/58	451	471,999
Series B-1, 4.75%, 07/01/53	746	768,798
Series B-1, 5.00%, 07/01/58	9,024	9,433,238
Series B-2, 4.33%, 07/01/40	7,120	7,232,496
Series B-2, 4.78%, 07/01/58	722	740,981

Total Municipal Bonds in Puerto Rico		18,647,512

Total Municipal Bonds — 126.2% (Cost — $662,272,372)		719,137,512

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

New York — 35.1%

County/City/Special District/School District — 5.0%
City of New York, GO:
Sub-Series I-1, 5.00%, 03/01/36	3,500	3,988,565

7

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Refunding Series E, 5.00%, 08/01/19(b)	$222	$222,394
Refunding Series E, 5.00%, 08/01/27	542	544,113
City of New York Transitional Finance Authority, RB, Future Tax Secured:
Sub-Series D-1, 5.00%, 11/01/38	4,125	4,405,087
Sub-Series F-1, 5.00%, 05/01/38	4,123	4,970,213
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(e):
5.75%, 02/15/21(b)	6,030	6,368,257
5.75%, 02/15/47	3,709	3,917,558
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	3,645	3,935,725

		28,351,912

Education — 1.4%
City of New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	1,981	2,225,287
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A, 5.00%, 07/01/35	5,198	5,501,837

		7,727,124

Housing — 3.8%
City of New York Housing Development Corp., RB, M/F Housing:
Series C1-A, 4.00%, 11/01/53	2,733	2,869,342
Sustainable Neighborhood Bonds, Series B1-A, 3.85%, 05/01/58	2,625	2,712,649
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	4,370	4,719,993
State of New York HFA, RB, M/F Affordable Housing, Green Bond, Climate Bond Certified, Series I, 4.05%, 11/01/48	5,457	5,804,025
State of New York HFA, Refunding RB, Series C (SONYMA, Fannie Mae), 3.85%, 11/01/39	2,733	2,954,549

Security	Par (000)	Value

Housing (continued)
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 192, 3.80%, 10/01/31	$2,471	$2,620,901

		21,681,459

State — 4.9%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	7,995	9,359,587
4.00%, 10/15/32	8,000	8,934,880
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/32	2,000	2,493,220
General Purpose, Series C, 5.00%, 03/15/41	1,650	1,726,015
State of New York Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/40(e)	3,549	4,357,342
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 03/15/45	1,001	1,169,360

		28,040,404

Transportation — 14.6%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	18,000	19,474,914
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 169th, 5.00%, 10/15/25	7,990	8,540,914
Consolidated, Series 169th, 5.00%, 10/15/26	6,000	6,411,540
Consolidated, Series 210th, 5.00%, 09/01/48	4,760	5,814,864
Series194th, 5.25%, 10/15/55	3,900	4,637,841
State of New York Thruway Authority, Refunding RB:
Series B, 4.00%, 01/01/53(e)	7,273	8,005,849
Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	3,940	4,206,265
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.00%, 11/15/46	15,000	17,744,400

8

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	$6,675	$8,125,945

		82,962,532

Utilities — 5.4%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	9,900	10,502,712
Fiscal 2012, Series BB, 5.00%, 06/15/44	3,991	4,270,853
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2018, 5.00%, 06/15/38(e)	1,391	1,686,284
Restructuring, Series A, 5.00%, 12/15/35	3,500	4,210,465

Security	Par (000)	Value

Utilities (continued)
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	$5,998	$6,795,590
Restructuring, Series B, 4.00%, 12/15/35	2,980	3,352,202

		30,818,106

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.1% (Cost — $189,297,934)		199,581,537

Total Investments — 161.3% (Cost — $851,570,306)		918,719,049

Other Assets Less Liabilities — 1.3%		7,284,007

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.1)%		(108,596,445)

VRDP Shares at Liquidation Value — (43.5)%		(247,700,000)

Net Assets Applicable to Common Shares — 100.0%		$569,706,611

(a)	Zero-coupon bond.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between August 15, 2020 to July 01, 2027 is $13,344,216.

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio(b)	2,369,681	(2,369,681)	—	$—	$2,708	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.

9

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BARB	Building Aid Revenue Bonds

CAB	Capital Appreciation Bonds

EDC	Economic Development Corp.

FHA	Federal Housing Administration

GO	General Obligation Bonds

HFA	Housing Finance Agency

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PILOT	Payment in Lieu of Taxes

RB	Revenue Bonds

S/F	Single-Family

SONYMA	State of New York Mortgage Agency

SRF	State Revolving Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	77	12/19/19	$10,033	$5,772
Long U.S. Treasury Bond	129	12/19/19	20,817	22,678
5-Year U.S. Treasury Note	61	12/31/19	7,271	10,170

				$38,620

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

10

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$918,719,049	$—	$918,719,049

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$38,620	$—	$—	$38,620

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(108,319,657)	$—	$(108,319,657)
VRDP Shares at Liquidation Value	—	(247,700,000)	—	(247,700,000)

	$—	$(356,019,657)	$—	$(356,019,657)

11